Investment in Securities (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2015	Mar. 31, 2014
Schedule of Investments [Line Items]
Trading securities	[1]	¥ 1,190,131	¥ 16,079
Variable Annuity and Variable Life Insurance Contracts
Schedule of Investments [Line Items]
Trading securities		¥ 1,165,347

[1]	The amount of assets under management of variable annuity and variable life insurance contracts, which increased as a result of the acquisition of a subsidiary, included in trading securities was ¥1,165,347 million as of March 31, 2015.